Non-current assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	€ 94	€ 141	€ 215
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	3,425	3,811	4,104
Impairment	204	239	250
Recoveries	€ 110	€ 98	€ 35